COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2018, were as follows:

2019	$7,844
2020	6,857
2021	5,200
2022	4,215
2023	3,669
Thereafter	2,656

$30,441